SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Shares excluded from the calculation of diluted net income (loss) per share	1,790,999	1,090,809